Operating costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Labour costs
Wages, salaries and related taxes and benefits	$ (4,250)	$ (4,233)
Post-employment benefit plans service cost (net of capitalized amounts)	(249)	(266)
Other labour costs	(1,054)	(1,016)
Less:
Capitalized labour	1,136	1,068
Total labour costs	(4,417)	(4,447)
Cost of revenues	(7,641)	(7,284)
Other operating costs	(1,917)	(1,825)
Total operating costs	(13,975)	(13,556)
Research and development expense	$ 57	$ 57